Description of the Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Participant contribution, required employment period	30 days
Automatic deferral rate	3.00%
Annual increase deferral rate	1.00%
Employer contribution, matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Vesting percentage	100.00%
Vesting service period	2 years
Minimum borrowing amount	$ 500
Maximum borrowing amount	$ 50,000
Maximum borrowing of vested account balance, percentage	50.00%
Maximum borrowing term for the purchase of primary residence	10 years
Basis spread on variable rate	1.00%
Number of loans allowed | loan	2
Forfeitures used to reduce administrative expenses and employer contribution	$ 2,000,000.0
Remaining forfeitures balance	$ 1,400,000
Minimum
EBP, Description of Plan [Line Items]
Annual compensation to total compensation, percentage	1.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%
Annual compensation to total compensation, percentage	50.00%
Borrowing term	5 years
Participant loan, interest rate	9.50%